Derivative instruments (Narrative) (Detail) $ in Billions	3 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Derivative Instruments [Line Items]
Increase (decrease) in derivative financial assets	$ (61)
Increase (decrease) in derivative financial liabilities	$ (54)